Equity-method investees	12 Months Ended
Dec. 31, 2024
Disclosure Of Equity Method Investees [Abstract]
Equity-method investees

11. Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2024 and 2023 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Natuzzi Texas LLC	Natuzzi Store (UK) ltd	Foundation "Made in Italy circolare e sostenibile"	Salena S.r.l.	Total
Balance as at December 31, 2022	37,029	431	176	52	8	—	37,696
Acquisition of non-controlling interests	—	—	—	—	—	—	—
Share of profit for the year	2,873	197	(688)	515	—	—	2,897
Loss allowance	—	—	502	—	—	—	502
Share of other comprehensive income	(1,257)	—	—	—	—	—	(1,257)
Dividends received	—	—	—	—	—	—	—
Share capital reduction	—	—	—	—	—	—	—
Effect of translation adjustments	—	(19)	10	2	—	—	(7)
Balance as at December 31, 2023	38,645	609	—	569	8	—	39,831
Acquisition of non-controlling interests	—	—	—	—	—	—	—
Share of profit for the year	988	(4)	(548)	(47)	—	—	389
Loss allowance	—	—	602	—	—	—	602
Share of other comprehensive income	686	—	—	—	—	—	686
Dividends received/(distributed)	—	(77)	—	—	—	—	(77)
Liquidation	—	(520)	—	—	—	—	(520)
Share capital reduction	—	—	—	—	—	—	—
Effect of translation adjustments	—	(8)	(54)	26	—	—	(36)
Balance as at December 31, 2024	40,319	—	—	548	8	—	40,875

As at December 31, 2024 and 2023 equity-method investees include: (a) the 49% stake in the joint venture Natuzzi Trading Shanghai; (b) the 51% stake in the joint venture Natuzzi Texas LLC; (c) the 30% stake in the associate Natuzzi Store (UK) ltd; (d) the 49% interest in the associate Salena S.r.l., whose carrying value was totally impaired in 2014 in consideration of some legal disputes among shareholders.

With reference to the investment in the associate Nars Miami LLC, the entity was liquidated in early 2024 following the closure of its sole store in 2023.

All such investments are accounted for using the equity method.

(i) Disclosures on Natuzzi Trading (Shanghai) Co. Ltd., joint venture

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2022 with the carrying amount as at December 31, 2023 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2022		37,029
Dividends distribution		—
Share capital reduction		—
Group’s share of profit for the year	751
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	2,144
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	2,873	2,873
Group’s share of other comprehensive income		(1,257)
Carrying amount as at December 31, 2023		38,645

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2023 with the carrying amount as at December 31, 2024 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2023		38,645
Dividends distribution		—
Share capital reduction		—
Group’s share of profit for the year	292
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	717
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	988	988
Group’s share of other comprehensive income		686
Carrying amount as at December 31, 2024		40,319

Summarised financial information of the joint venture Natuzzi Trading Shanghai, based on its IFRS financial statements, and reconciliation with the carrying amount of the Group’s share in net assets and in profit or loss as reported in the consolidated financial statements are set out below.

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2024 and 2023

	31/12/24	31/12/23
Current assets	52,951	54,190
Non-current assets	16,954	16,681
Current liabilities	(25,753)	(28,413)
Non-current liabilities	(2,885)	(3,222)
Net Assets	41,267	39,236
Group’s share in net assets – 49% of net assets	20,221	19,226
Intangible assets	1,272	1,796
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(4,994)	(5,357)
Elimination of intercompany profit on inventories	(1,999)	(2,712)
Deferred tax liabilities	(321)	(448)
Group’s carrying amount of interest	40,319	38,645

As at December 31, 2024 and 2023 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/24	31/12/23
Cash and cash equivalents	33,230	31,706
Lease liabilities current	(2,885)	(1,570)
Lease liabilities non-current	(767)	(3,222)
Total, net	29,578	26,914

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2023, 2022 and 2021.

	2024	2023	2022
Revenue	57,222	69,939	98,483
Cost of sales	(33,492)	(39,823)	(60,481)
Other income and expenses, net	(7)	(747)	(91)
Selling expenses	(19,036)	(24,297)	(24,473)
Administrative expenses	(2,775)	(3,332)	(5,665)
Impairment on trade receivables	(520)	—	—
Net finance income	78	315	1,037
Profit before tax	1,470	2,055	8,810
Income tax expense	(874)	(522)	(2,646)
Profit for the period	596	1,533	6,164
Other comprehensive profit/(loss)	1,400	(2,565)	(1,600)
Total comprehensive profit for the period	1,996	(1,032)	4,564
Group’s share of profit for the period – 49%	292	751	3,020
Elimination of amortisation of Natuzzi’s trademarks	368	367	367
Elimination of intercompany profit on inventories	717	2,144	(2,562)
Amortisation of intangible assets	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	988	2,873	436
Group’s share of other comprehensive income/(loss) for the period	686	(1,257)	(784)
Group’s share of total comprehensive income/(loss) for the period	1,674	1,616	(348)
Dividends received by the Group	—	—	3,697

For the years ended December 31, 2024, 2023 and 2022, depreciation and amortisation, interest income, interest expense and income tax expense are set below.

	2024	2023	2022
Depreciation and amortisation	4,153	5,571	1,945
Interest income	263	557	1,729
Interest expense	354	242	692
Income tax expense	874	522	2,646

(ii) Disclosures on Natuzzi Texas LLC, joint venture

Natuzzi Texas LLC is an immaterial joint venture, set up in 2021, which is engaged in the sale of the Group’s Natuzzi upholstery furniture and home furnishings accessories to end consumers through directly-operated single-brand stores (Natuzzi Italia stores). The company opened its first store in February 2022.

(iii) Disclosures on Natuzzi Stores (UK) Ltd, associate

Natuzzi Stores (UK) Ltd is an immaterial associate, in which the Group acquired a 30% stake in early 2021. Natuzzi Stores (UK) Ltd is engaged in the sale of upholstered furniture and home furnishings accessories to end consumers through directly-operated Natuzzi Italia mono-brand stores.